General	12 Months Ended
Dec. 31, 2022
General [Abstract]
GENERAL

NOTE 1: - GENERAL

a.	RADCOM Ltd. (the “Company”), an Israeli corporation, is a leading provider of 5G ready cloud-native, network intelligence and service assurance solutions for telecom operators (“CSP”). The Company’s solutions support CSPs in their transition to virtualization and 5G networks, delivering dynamic, on-demand service assurance and network troubleshooting for real time customer and service insights. The Company’s solutions include RADCOM Service Assurance, a cloud-native, 5G-ready, fully virtualized service assurance solution which allows telecom operators to gain end-to-end network visibility and customer experience insights across all networks; RADCOM Network Visibility, a cloud-native network packet broker and filtering solution that allows CSPs to manage network traffic at scale across multiple cloud environments and control the visibility layer to perform dynamic, on-demand analysis of select datasets; and RADCOM Network Insights, a business intelligence solution offering smart insights for multiple use cases, enabled by data captured and correlated through RADCOM Network Visibility and RADCOM Service Assurance. The Company specializes in solutions for next-generation mobile and fixed networks, including 5G, Long Term Evolution (“LTE”), Voice over LTE (“VoLTE”), Voice over Wifi (“VoWifi”), IP Multimedia Subsystem (“IMS”), Voice over IP (“VoIP”), and Universal Mobile Telecommunication Service (“UMTS”). The Company’s shares (the “Ordinary Shares”) are listed on the Nasdaq Capital Market under the symbol “RDCM”.

The Company has wholly-owned subsidiaries in the United States and Brazil, that are primarily engaged in the sales, marketing, deployment and customer support of the Company’s products in United States and Brazil. The Company also has a wholly-owned subsidiary in India, that primarily provides customer support and development services worldwide.

On August 31,2022 the Company established a wholly-owned subsidiary in Canada named RADCOM Canada Limited (hereinafter- the “Canadian subsidiary”). The Canadian subsidiary is engaged in the deployment and customer support of the Company’s products in United States.

b.	The Company depends on a limited number of customers for selling its solution. Such customers accounted for 82% of the Company’s revenues for the year ended December 31, 2022. If these customers become unable or unwilling to continue to buy the Company’s solution, it could adversely affect the Company’s results of operations and financial position (see also Note 12b).

The loss of any major customer, a significant decrease in business from any such customer or a reduction in customer revenue due to adverse changes in the market, economic or competitive conditions or other factors could have a material adverse effect on the Company’s business, results of operations and financial condition.